Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Group profit for the financial year	€ 2,521	€ 1,919	€ 1,270
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	276	(1,076)	(82)
(Losses)/gains relating to cash flow hedges	(40)	8	14
Tax relating to cash flow hedges	5
Other comprehensive income that will be reclassified to profit or loss net of tax	241	(1,068)	(68)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	10	114	(61)
Tax relating to retirement benefit obligations	(1)	(33)	3
Other comprehensive income that will not be reclassified to profit or loss net of tax	9	81	(58)
Total other comprehensive income for the financial year	250	(987)	(126)
Total comprehensive income for the financial year	2,771	932	1,144
Attributable to:
Equity holders of the Company	2,768	969	1,128
Non-controlling interests	3	(37)	16
Total comprehensive income for the financial year	€ 2,771	€ 932	€ 1,144